UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund:  CMA Connecticut Municipal Money Fund
	       CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
        Officer, CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 04/01/06 - 06/30/06

Item 1 - Schedule of Investments


CMA Connecticut Municipal Money Fund


Schedule of Investments as of June 30, 2006                                                                        (In Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
Connecticut - 90.2%   $  6,390   Bridgeport, Connecticut, GO, Refunding, FLOATS, VRDN, Series 936, 3.97% due
                                 9/15/2023 (c)(d)                                                                     $     6,390

                         2,865   Bridgeport, Connecticut, GO, Refunding, ROCS, VRDN, Series II-R-182, 4% due
                                 8/15/2016 (b)(d)                                                                           2,865

                         5,685   Connecticut State Development Authority, Health Care Revenue Refunding Bonds
                                 (Independent Living Project), VRDN, 3.97% due 7/01/2015 (d)                                5,685

                         2,860   Connecticut State Development Authority, IDR (Cheshire CPL LLC), VRDN, AMT,
                                 4.02% due 12/01/2022 (d)                                                                   2,860

                         1,760   Connecticut State Development Authority, IDR (Reflexite Corporation Project),
                                 VRDN, Series A, 4.02% due 8/01/2013 (d)                                                    1,760

                         1,895   Connecticut State Development Authority, IDR (Reflexite Corporation Project),
                                 VRDN, Series B, 4.02% due 8/01/2013 (d)                                                    1,895

                        10,300   Connecticut State Development Authority Revenue Bonds (Solid Waste Project -
                                 Rand-Whitney Container Board), VRDN, AMT, 4.02% due 8/01/2023 (d)                         10,300

                         1,250   Connecticut State Development Authority, Water Facilities Revenue Refunding
                                 Bonds (Connecticut Water Company Project), VRDN, AMT, Series A, 4% due 7/01/2028 (d)       1,250

                         1,150   Connecticut State Development Authority, Water Facilities Revenue Refunding
                                 Bonds (Connecticut Water Company Project), VRDN, Series A, 3.96% due 9/01/2028 (d)         1,150

                         6,655   Connecticut State, GO, PUTTERS, VRDN, Series 320, 4% due 11/15/2020 (d)                    6,655

                        15,320   Connecticut State, GO, ROCS, VRDN, Series II-R-6076, 4% due 11/15/2022 (b)(d)             15,320

                         3,625   Connecticut State, GO, Refunding, FLOATS, VRDN, Series 515, 3.99% due 12/15/2013 (d)       3,625

                         3,105   Connecticut State, HFA, Housing Mortgage Financing Program Revenue Bonds, VRDN,
                                 AMT, Series A-2, 4% due 5/15/2036 (a)(d)                                                   3,105

                         8,225   Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance Program), VRDN,
                                 AMT, Series D, 4.03% due 11/15/2024 (d)                                                    8,225

                        17,500   Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance Program), VRDN, AMT,
                                 Series D-3, 3.97% due 5/15/2033 (a)(d)                                                    17,500


Portfolio Abbreviations


To simplify the listings of CMA Connecticut Municipal Money Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT          Alternative Minimum Tax (subject to)
BAN          Bond Anticipation Notes
CP           Commercial Paper
FLOATS       Floating Rate Securities
GO           General Obligation Bonds
HFA          Housing Finance Agency
IDA          Industrial Development Authority
IDR          Industrial Development Revenue Bonds
M/F          Multi-Family
MSTR         Municipal Securities Trust Receipts
PUTTERS      Puttable Tax Exempt Receipts
ROCS         Reset Option Certificates
TRAN         Tax Revenue Anticipation Notes
VRDN         Variable Rate Demand Notes



CMA Connecticut Municipal Money Fund


Schedule of Investments as of June 30, 2006 (concluded)                                                            (In Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
Connecticut           $ 10,000   Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance Program),
(concluded)                      VRDN, AMT, Series F, 4% due 11/15/2035 (a)(d)                                        $    10,000

                         7,700   Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance Program),
                                 VRDN, AMT, Sub-Series A-4, 4% due 5/15/2035 (a)(d)                                         7,700

                         5,700   Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance Program),
                                 VRDN, AMT, Sub-Series E-5, 4% due 11/15/2035 (a)(d)                                        5,700

                         5,510   Connecticut State, HFA, Revenue Refunding Bonds (Housing Mortgage Finance Program),
                                 VRDN, AMT, Sub-Series A-3, 4% due 5/15/2032 (a)(d)                                         5,510

                        11,500   Connecticut State, HFA, Revenue Refunding Bonds, VRDN, AMT, Sub-Series B-4, 4%
                                 due 5/15/2032 (a)(d)                                                                      11,500

                         1,460   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Charlotte Hungerford), VRDN, Series C, 3.98% due 7/01/2013 (d)                            1,460

                         9,700   Connecticut State Health and Educational Facilities Authority Revenue Bonds,
                                 FLOATS, VRDN, Series 891, 3.99% due 7/01/2023 (b)(d)                                       9,700

                         4,450   Connecticut State Health and Educational Facilities Authority Revenue Bonds,
                                 FLOATS, VRDN, Series 1353, 3.99% due 11/01/2033 (b)(d)                                     4,450

                         5,100   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Greater Hartford YMCA), VRDN, Series A, 3.96% due 7/01/2032 (a)(d)                        5,100

                         4,030   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Greenwich Adult Day Care), VRDN, Series A, 3.97% due 7/01/2036 (d)                        4,030

                         5,425   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Greenwich Boys and Girls Club), VRDN, Series A, 3.98% due 7/01/2033 (d)                   5,425

                         7,165   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Greenwich Family YMCA), VRDN, Series A, 3.97% due 7/01/2035 (d)                           7,165

                         5,000   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Hartford Hospital), VRDN, Series B, 3.98% due 7/01/2030 (d)                               5,000

                        11,000   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Health Care Capital Asset), VRDN, Series A-1, 3.98% due 7/01/2031 (d)                    11,000

                         1,920   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (The Hotchkiss School), VRDN, Series A, 3.95% due 7/01/2030 (d)                            1,920

                        10,800   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (King & Low-Heywood Thomas School), VRDN, Series A, 3.98% due 7/01/2033 (d)               10,800

                         5,200   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Klingberg Family Center), VRDN, Series A, 3.98% due 7/01/2032 (d)                         5,200

                         7,000   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Lawrence & Memorial Hospital), VRDN, Series E, 4.06% due 7/01/2034 (d)(g)                 7,000

                         2,260   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Middlesex Hospital), VRDN, Series J, 3.96% due 7/01/2026 (d)                              2,260

                        29,750   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Quinnipiac University), VRDN, Series F, 3.97% due 7/01/2031 (d)(g)                       29,750

                         6,665   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Rectory School), VRDN, Series A, 3.98% due 7/01/2030 (d)                                  6,665

                         4,500   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (University of New Haven), VRDN, AMT, Series E, 3.96% due 7/01/2035 (d)                    4,500

                         2,665   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (The Whitby School), VRDN, Series A, 3.96% due 7/01/2021 (d)                               2,665

                           600   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Yale University), VRDN, Series X-3, 3.90% due 7/01/2037 (d)                                 600

                         5,840   Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Ascension Health Credit), CP, Series B, 3.92% due 11/15/2029                        5,840

                         2,300   Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Kent School Corporation), VRDN, Series C, 3.97% due 7/01/2030 (d)(e)                2,300

                         5,000   Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Kingswood-Oxford School), VRDN, Series B, 3.96% due 7/01/2030 (d)                   5,000

                        10,000   Connecticut State Health and Educational Facilities Authority (Yale University),
                                 CP, 3.60% due 8/01/2006                                                                   10,000

                        23,440   Connecticut State Health and Educational Facilities Authority (Yale University),
                                 CP, 3.49% due 8/07/2006                                                                   23,440

                         8,400   Connecticut State Health and Educational Facilities Authority (Yale University),
                                 CP, 3.34% due 8/08/2006                                                                    8,400

                         8,900   Connecticut State, IDA, New England Power, CP, 3.58% due 7/13/2006                         8,900

                        12,000   Connecticut State, IDA, New England Power, CP, 3.58% due 7/13/2006                        12,000

                        10,300   Connecticut State Special Assessment Revenue Bonds, VRDN, 4.01% due 11/15/2020 (d)        10,300

                         3,400   Connecticut State Special Tax Obligation Revenue Bonds (Transportation
                                 Infrastructure), VRDN, Second Lien, Series 1, 3.97% due 12/01/2010 (c)(d)                  3,400

                         7,005   Eagle Tax-Exempt Trust, South Central Connecticut Regional Water Authority, Water
                                 System Revenue Refunding Bonds, VRDN, Series 2006-0075, Class A, 4.01% due
                                 8/01/2033 (d)(e)                                                                           7,005

                         6,000   Groton Township, Connecticut, GO, BAN, 4% due 7/28/2006                                    6,006

                        21,645   Hartford, Connecticut, Redevelopment Agency, M/F Mortgage Revenue Refunding Bonds
                                 (Underwood Tower Project), VRDN, 3.98% due 6/01/2020 (c)(d)                               21,645

                         7,500   Hartford County, Connecticut, Metropolitan District, GO, BAN, 4.50% due 3/15/2007          7,544

                        12,800   Meriden, Connecticut, GO, BAN, 4% due 8/04/2006                                           12,813

                         6,785   Municipal Securities Trust Certificates Revenue Bonds, AMT, Series 2001-128, VRDN,
                                 Class A, 3.98% due 3/30/2015 (b)(d)                                                        6,785

                         8,450   New Britain, Connecticut, GO, VRDN, 3.96% due 4/01/2013 (a)(d)                             8,450

                         3,605   New Canaan, Connecticut, Housing Authority Revenue Bonds (Village at Waveny Care
                                 Center), VRDN, 3.94% due 1/01/2022 (d)                                                     3,605

                         4,805   North Canaan, Connecticut, Housing Authority Revenue Bonds (Geer Woods Project),
                                 VRDN, 3.96% due 8/01/2031 (d)                                                              4,805

                         9,000   Plainfield, Connecticut, BAN, 4.25% due 10/10/2006                                         9,022

                         8,000   Regional School District Number 5, Connecticut, GO, BAN, 4.50% due 11/29/2006              8,040

                         3,700   Westbrook, Connecticut, GO, BAN, 4% due 7/14/2006                                          3,701

                         6,625   Wolcott, Connecticut, GO, BAN, 4% due 8/15/2006                                            6,634


Puerto Rico - 9.1%       7,190   Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue
                                 Bonds, FLOATS, VRDN, Series 771, 3.97% due 7/01/2036 (d)(e)                                7,190

                         6,300   Puerto Rico Commonwealth, TRAN, Refunding, 4.50% due 7/28/2006                             6,306

                        19,000   Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN, Series
                                 SGA-43, 3.96% due 7/01/2022 (d)(e)                                                        19,000

                         5,826   Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                                 Series 747D, 3.97% due 7/01/2017 (d)(f)(h)                                                 5,826

                         7,329   Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                                 Series 787, 3.97% due 7/01/2036 (d)(f)(h)                                                  7,328

                                 Total Investments (Cost - $494,970*) - 99.3%                                             494,970
                                 Other Assets Less Liabilities - 0.7%                                                       3,336
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $   498,306
                                                                                                                      ===========


  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(e) MBIA Insured.

(f) CIFG Insured.

(g) Radian Insured.

(h) Tradable Custodial Receipts (TRACERS).


Item 2 - Controls and Procedures

2(a) - 	 The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - 	 There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust


By:	/s/ Robert C. Doll, Jr.
        -----------------------
        Robert C. Doll, Jr.
        Chief Executive Officer
        CMA Connecticut Municipal Money Fund of
        CMA Multi-State Municipal Series Trust


Date:  August 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Robert C. Doll, Jr.
        -----------------------
        Robert C. Doll, Jr.
        Chief Executive Officer
        CMA Connecticut Municipal Money Fund of
        CMA Multi-State Municipal Series Trust


Date:  August 23, 2006


By:	/s/ Donald C. Burke
        -----------------------
	Donald C. Burke
        Chief Financial Officer
        CMA Connecticut Municipal Money Fund of
        CMA Multi-State Municipal Series Trust

Date:  August 23, 2006